PROVISIONS AND CONTINGENT LIABILITIES - Maximum exposure to credit risk and provision (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	$ 11,624,914	$ 9,036,464
Provision	16,501	31,111
Normal risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	10,467,503	8,670,084
Provision	$ 16	$ 17
Normal risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	0.00%	0.00%
Normal risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	3.11%	3.11%
Acceptable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	$ 1,047,204	$ 220,278
Provision	$ 55	$ 19
Acceptable risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	3.11%	3.11%
Acceptable risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	11.15%	11.15%
Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	$ 87,566	$ 434
Provision	$ 4
Appreciable risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	11.15%	11.15%
Appreciable risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	72.75%	72.75%
Significant risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure		$ 140,520
Provision		$ 30,748
Significant risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	72.75%	72.75%
Significant risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	89.89%	89.89%
Bad risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	$ 22,641	$ 5,148
Provision	$ 16,426	$ 327
Bad risk | Minimum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	89.89%	89.89%
Bad risk | Maximum
PROVISIONS AND CONTINGENT LIABILITIES
Probability of default (percentage)	100.00%	100.00%
Stage One
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	$ 11,399,726	$ 8,828,685
Provision	71	33
Stage One | Normal risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	10,455,243	8,638,607
Provision	16	15
Stage One | Acceptable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	870,154	189,644
Provision	53	18
Stage One | Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	74,329	434
Provision	2
Stage Two
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	202,240	66,317
Provision	4	14
Stage Two | Normal risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	12,260	31,477
Provision		2
Stage Two | Acceptable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	177,050	30,634
Provision	2	1
Stage Two | Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	12,930
Provision	2
Stage Two | Bad risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure		4,206
Provision		11
Stage Three
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	22,948	141,462
Provision	16,426	31,064
Stage Three | Appreciable risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	307
Stage Three | Significant risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure		140,520
Provision		30,748
Stage Three | Bad risk
PROVISIONS AND CONTINGENT LIABILITIES
Exposure	22,641	942
Provision	$ 16,426	$ 316